Inventories	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Inventories
18. Inventories
Inventories consist of the following:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Raw materials and consumables	92,327	67,432	895
Work-in-progress	25,362	33,267	441
Finished goods	15,017	12,663	168

	132,706	113,362	1,504

Inventory held at net realizable value amounted to
₹
 37,600 million and
₹
 23,576 million ($ 313 million) as at March 31, 2019 and March 31, 2020, respectively. The write down on this inventory amounted to
₹
 1,564 million and
₹
 1,176 million ($ 16 million) for the year ended March 31, 2019 and March 31, 2020, respectively and this has been charged to the consolidated statements of profit or loss.